Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000152590 | Apple Inc8559180
Holdings [Line Items]
Percent of Total Investments	3.00%
C000152590 | Microsoft Corp8560635
Holdings [Line Items]
Percent of Total Investments	2.80%
C000152590 | NVIDIA Corp8560831
Holdings [Line Items]
Percent of Total Investments	2.20%
C000152590 | Broadcom Inc8559358
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152590 | Amazon.com Inc8559104
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152590 | Visa Inc8561618
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152590 | JPMorgan Chase & Co8560392
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152590 | Meta Platforms Inc8560617
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152590 | Citigroup Inc8559522
Holdings [Line Items]
Percent of Total Investments	0.90%
C000152590 | Taiwan Semiconductor Manufacturing Co Ltd8558977
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152590 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152590 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152590 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152590 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000152590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000152590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000152590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000152591 | Apple Inc8559180
Holdings [Line Items]
Percent of Total Investments	3.00%
C000152591 | Microsoft Corp8560635
Holdings [Line Items]
Percent of Total Investments	2.80%
C000152591 | NVIDIA Corp8560831
Holdings [Line Items]
Percent of Total Investments	2.20%
C000152591 | Broadcom Inc8559358
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152591 | Amazon.com Inc8559104
Holdings [Line Items]
Percent of Total Investments	1.40%
C000152591 | Visa Inc8561618
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152591 | JPMorgan Chase & Co8560392
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152591 | Meta Platforms Inc8560617
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152591 | Citigroup Inc8559522
Holdings [Line Items]
Percent of Total Investments	0.90%
C000152591 | Taiwan Semiconductor Manufacturing Co Ltd8558977
Holdings [Line Items]
Percent of Total Investments	0.80%
C000152591 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152591 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152591 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152591 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000152591 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000152591 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000152591 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000152591 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000152591 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000152591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000152591 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000152591 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000152592 | U.S. Treasury Notes8596563
Holdings [Line Items]
Percent of Total Investments	7.50%
C000152592 | U.S. Treasury Notes8596565
Holdings [Line Items]
Percent of Total Investments	4.70%
C000152592 | U.S. Treasury Bonds8596562
Holdings [Line Items]
Percent of Total Investments	4.10%
C000152592 | U.S. Treasury Notes8596566
Holdings [Line Items]
Percent of Total Investments	2.20%
C000152592 | U.S. Treasury Notes8596564
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152592 | U.S. Treasury Notes8596309
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152592 | U.S. Treasury Bonds8596336
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152592 | FNMA or FHLMC8596432
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152592 | U.S. Treasury Bonds8596326
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152592 | FNMA or FHLMC8596436
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152592 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152592 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152592 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152592 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152592 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152592 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152592 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152592 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152592 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152592 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152592 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152592 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152592 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152592 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152592 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152592 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152592 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000152592 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000152593 | U.S. Treasury Notes8596563
Holdings [Line Items]
Percent of Total Investments	7.50%
C000152593 | U.S. Treasury Notes8596565
Holdings [Line Items]
Percent of Total Investments	4.70%
C000152593 | U.S. Treasury Bonds8596562
Holdings [Line Items]
Percent of Total Investments	4.10%
C000152593 | U.S. Treasury Notes8596566
Holdings [Line Items]
Percent of Total Investments	2.20%
C000152593 | U.S. Treasury Notes8596564
Holdings [Line Items]
Percent of Total Investments	1.90%
C000152593 | U.S. Treasury Notes8596309
Holdings [Line Items]
Percent of Total Investments	1.80%
C000152593 | U.S. Treasury Bonds8596336
Holdings [Line Items]
Percent of Total Investments	1.70%
C000152593 | FNMA or FHLMC8596432
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152593 | U.S. Treasury Bonds8596326
Holdings [Line Items]
Percent of Total Investments	1.30%
C000152593 | FNMA or FHLMC8596436
Holdings [Line Items]
Percent of Total Investments	1.20%
C000152593 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000152593 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152593 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000152593 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152593 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000152593 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000152593 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152593 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000152593 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152593 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000152593 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000152593 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000152593 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000152593 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000152593 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000152593 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000152593 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000152593 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	38.80%